Capital structure and financing, Borrowings and Other Financial Liabilities (Details) $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	May 31, 2023 USD ($) shares	Jun. 30, 2024 USD ($) Breach tranche		Jun. 30, 2024 AUD ($) tranche	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2024 AUD ($) Breach	Nov. 03, 2023 shares	May 31, 2023 AUD ($) shares
Financial liabilities [abstract]
Maturity			May 31, 2027		May 31, 2027
Current borrowings			$ 9,282	[1]		$ 13,829		$ 14,013
Current lease liabilities			467	[1]		645		705
Current borrowings and lease liabilities						14,474		14,718
Non-current borrowings			93,301	[1]		70,833		140,853
Derivative liabilities - warrants			352	[1]		0		531
Non-current lease liabilities			4,677	[1]		7,368		7,061
Non current borrowings and lease liabilities						78,201		148,445
Repayment of borrowings			20,211	[1]	$ 30,512	43,212	$ 29,370
Shares issued (in shares) | shares									1
Loan payable			93,301	[1]		70,833		$ 140,853
Finance costs			$ (19,937)	[1]	$ (30,100)	(5,502)	$ (1,390)
Unsecured Term Loan with Customer [Member]
Financial liabilities [abstract]
Interest rate			10.00%					10.00%
Maturity			Jun. 01, 2024		Jun. 01, 2024
Current borrowings						4,523		$ 0
Borrowing facility, borrowing capacity								$ 4,500
Number of tranches | tranche			3		3
Repayment of borrowings					$ 1,660
Unsecured Supplier Finance Arrangement [Member]
Financial liabilities [abstract]
Interest rate in addition to RBA cash rate			6.00%					6.00%
Maturity			Jun. 01, 2025		Jun. 01, 2025
Current borrowings						9,306		$ 14,013
Unsecured OIC Class A Preferred Shares (USD) [Member]
Financial liabilities [abstract]
Interest rate			12.00%					12.00%
Maturity			Nov. 01, 2028		Nov. 01, 2028
Non-current borrowings						0		$ 46,377
Loan payable						0		$ 46,377
Unsecured USD Term Loan [Member]
Financial liabilities [abstract]
Interest rate			12.00%					12.00%
Maturity			May 01, 2027		May 01, 2027
Non-current borrowings						70,833		$ 78,468
Borrowing facility, borrowing capacity		$ 60,000								$ 90,100
Borrowing facility, principal payment not required period		18 months
Effective interest rate		8.50%								8.50%
Reserve amount										$ 7,200
Establishment of term loan										$ 20,700
Penalty payable		$ 1,500
Shares issued (in shares) | shares		50,000								50,000
Number of existing breaches | Breach			0					0
Loan payable						70,833		$ 78,468
Finance costs					$ (900)
Unsecured USD Term Loan [Member] | Bottom of Range [member]
Financial liabilities [abstract]
Capital raise	$ 45,000
Unsecured OIC Series 2024-A Notes (USD) [Member]
Financial liabilities [abstract]
Interest rate			12.00%					12.00%
Maturity			May 01, 2027		May 01, 2027
Non-current borrowings						0		$ 10,938
Effective interest rate			8.50%					8.50%
Loan payable						0		$ 10,938
Monthly principal repayments			$ 2,000
Accumulating paid in kind interest			3.50%					3.50%
Amendment fee			3.00%					3.00%
Exit premium payable at maturity			$ 1,800
Unsecured OIC Series 2024-A Notes (USD) [Member] | Top of Range [member]
Financial liabilities [abstract]
Original effective interest rate			10.00%					10.00%
Unsecured OIC Class B Preferred Shares (USD) [Member]
Financial liabilities [abstract]
Interest rate			12.00%					12.00%
Maturity			Nov. 01, 2028		Nov. 01, 2028
Non-current borrowings						0		$ 5,070
Loan payable						0		5,070
Non-Current Borrowings [Member]
Financial liabilities [abstract]
Non-current borrowings						70,833		140,853
Loan payable						$ 70,833		$ 140,853

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars